Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
A, C, Select Shares | Highbridge Statistical Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Highbridge Statistical Market Neutral Fund Class/Ticker: A/HSKAX; C/HSKCX; Select/HSKSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 25 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 916% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	916.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund purchases equity securities that Highbridge Capital Management, LLC (HCM or the Sub-Adviser) believes are undervalued and sells short securities that it believes are over-valued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 Index.

The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk.

The Fund’s long and short positions will not be matched on a sector-by-sector basis, but will be selected using the statistical arbitrage strategy described below. Thus, while the Fund will generally not be, on an aggregate basis, significantly weighted towards long or short positions at any time, it may be exposed to net long or short positions in one or more individual market sectors. The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. Taking short positions in securities may result in a form of leverage.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and HCM attempt to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Investment Process: The Sub-Adviser has developed a trading system designed to provide insight into forecasting securities returns, managing portfolio risk and executing trades with minimal market impact. The Fund applies this system to a universe of stocks that meet the dual criteria of (1) mid- to large-market capitalization and (2) liquid and developed trading markets.

The success of the Sub-Adviser’s statistical arbitrage strategy depends on the interaction of four primary components: the Forecasting System, the Factor Model, the Optimizer and the Execution System.

The Forecasting System. The Forecasting System encapsulates the Sub-Adviser’s view of predictable sources of return variation for equity securities. These views are based on the Sub-Adviser’s research program, which applies statistical methods and the Sub-Adviser’s investment expertise. Forecasts are updated throughout the day using real-time data.

The Factor Model. The Factor Model seeks to identify the sources of variability in security returns by decomposing each return into parts specific to the security and parts attributable to a small number of features, or “factors,” pertinent to all securities; this decomposition allows one to estimate the riskiness of a portfolio.

The Optimizer. The Optimizer uses the results of the Forecasting System and the Factor Model to determine a portfolio believed to have the greatest risk-adjusted expected return. In practice, this means choosing positions with the greatest expected profits according to the forecasts, while limiting exposure to the factors in the Factor Model.

		Execution System. Once the Optimizer has selected portfolio securities to be held long and short, it is still a challenge to execute efficiently (with minimal market impact) the trades needed to take these positions. HCM has developed an order management system, which uses refined algorithms to determine the timing and aggressiveness of trades and is intended to minimize the market impact of trades.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Securities and Exchange Commission (SEC) may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Quantitative Trading Strategies Risk. Quantitative trading strategies, including statistical arbitrage, are highly complex, and for their successful application, require sophisticated mathematical calculations and complex computer programs. Such trading strategies are dependent on computer and telecommunications technologies and upon adequate liquidity in markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” These trading strategies are also dependent on historical correlations that may not always be true and may result in losses. In addition, the “slippage.” from entering and exiting positions (i.e., the market impact of trades identified by the quantitative trading strategies) may be significant and may result in losses.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year over the past seven calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Equity Market-Neutral Funds Index, an index based on the total returns of certain funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year over the past seven calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Equity Market-Neutral Funds Index, an index based on the total returns of certain funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2008	4.12%
Worst Quarter	3rd quarter, 2007	–4.98%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	2.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	4.00%	[2]
1 Year	rr_ExpenseExampleYear01	906
3 Years	rr_ExpenseExampleYear03	1,803
5 Years	rr_ExpenseExampleYear05	2,705
10 Years	rr_ExpenseExampleYear10	4,988
1 Year	rr_ExpenseExampleNoRedemptionYear01	906
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,803
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,705
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,988
Past 1 Year	rr_AverageAnnualReturnYear01	(3.95%)
Past 5 years	rr_AverageAnnualReturnYear05	(1.19%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.18%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	4.50%	[2]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	1,490
5 Years	rr_ExpenseExampleYear05	2,526
10 Years	rr_ExpenseExampleYear10	5,099
1 Year	rr_ExpenseExampleNoRedemptionYear01	451
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,490
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,526
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,099
Past 1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.43%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.75%	[2]
1 Year	rr_ExpenseExampleYear01	377
3 Years	rr_ExpenseExampleYear03	1,280
5 Years	rr_ExpenseExampleYear05	2,192
10 Years	rr_ExpenseExampleYear10	4,519
1 Year	rr_ExpenseExampleNoRedemptionYear01	377
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,280
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,519
2006	rr_AnnualReturn2006	7.02%
2007	rr_AnnualReturn2007	(0.65%)
2008	rr_AnnualReturn2008	10.03%
2009	rr_AnnualReturn2009	(4.37%)
2010	rr_AnnualReturn2010	(3.68%)
2011	rr_AnnualReturn2011	(2.31%)
2012	rr_AnnualReturn2012	1.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.98%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.62%
Past 5 years	rr_AverageAnnualReturnYear05	0.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.62%
Past 5 years	rr_AverageAnnualReturnYear05	0.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.05%
Past 5 years	rr_AverageAnnualReturnYear05	0.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.11%
Past 5 years	rr_AverageAnnualReturnYear05	0.52%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.78%
A, C, Select Shares | Highbridge Statistical Market Neutral Fund | LIPPER EQUITY MARKET-NEUTRAL FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.67%
Past 5 years	rr_AverageAnnualReturnYear05	1.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.66%

[1]	(under $1million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.95%, 2.45% and 1.70%, respectively of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.